Property and Equipment	12 Months Ended
Dec. 31, 2012
Property and Equipment

(2) Property and Equipment

Property and equipment consisted of the following (in thousands):

	Years ended December 31,
	2011 (1)	2012 (1)
Computer and other related equipment	$13,671	$15,842
Purchased and internally developed software	6,667	7,452
Furniture and fixtures	1,229	1,242
Leasehold improvements	1,805	1,809

	$23,372	$26,345
Less: accumulated depreciation and amortization	(17,185)	(20,340)

Property and equipment, net	$6,187	$6,005

(1)	Includes the original cost and accumulated depreciation of fully-depreciated fixed assets which were $13.3 million and $15.8 million at December 31, 2011 and 2012, respectively.

The Company has capitalized certain costs of internally developed software for internal use. The estimated useful life of costs capitalized is evaluated for each specific project. Amortization begins in the period in which the software is ready for its intended use. The Company has not capitalized any internally developed software costs during 2010, 2011 and 2012.

Depreciation and amortization expense incurred by the Company was approximately $3.0 million, $2.8 million and $3.2 million for the years ended December 31, 2010, 2011 and 2012, respectively.